Schedule of Company’s Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Federal statutory income tax	21.00%	21.00%
Permanent differences	(0.01%)	(0.01%)
Change in Tax Credits	0.00%	0.00%
Change in Tax Rate	0.00%	0.00%
Change in valuation allowance	(25.20%)	(25.77%)
State income taxes, net of federal benefit	4.61%	4.78%
Prior year adjustments	(0.40%)	0.00%
Total	0.00%	0.00%